UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MESIROW FINANCIAL HIGH YIELD FUND

MESIROW FINANCIAL SMALL CAP VALUE FUND

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 833-MESIROW (833-637-4769).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 833-MESIROW (833-637-4769). Your election to receive reports in paper will apply to all Funds held with your financial intermediary if you invest through a financial intermediary or all Mesirow Financial Investment Management, Inc. Funds if you invest directly with the Funds.

Investment Adviser:

Mesirow Financial Investment Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 833-MESIROW (833-637-4769); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2019 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 87.3%

	Face Amount	Value
Communication Services — 10.6%
Ascend Learning Callable 08/01/2020 @ $103 6.875%, 08/01/2025(A)	$ 310,000	$308,063
Clear Channel Worldwide Holdings Callable 02/15/2021 @ $105 9.250%, 02/15/2024(A)	110,000	116,600
Getty Images Callable 03/01/2022 @ $105 9.750%, 03/01/2027(A)	320,000	322,000
Gray Escrow Callable 05/15/2022 @ $105 7.000%, 05/15/2027(A)	300,000	318,750
Intelsat Jackson Holdings Callable 10/15/2020 @ $106 8.500%, 10/15/2024(A)	300,000	291,750
Meredith Callable 02/01/2021 @ $103 6.875%, 02/01/2026	300,000	315,000
Nexstar Broadcasting Callable 08/01/2019 @ $104 5.625%, 08/01/2024(A)	140,000	142,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Communication Services — continued
Salem Media Group Callable 06/01/2020 @ $103 6.750%, 06/01/2024(A)	$360,000	$325,800
Townsquare Media Callable 04/29/2019 @ $103 6.500%, 04/01/2023(A)	375,000	359,063
Urban One Callable 04/29/2019 @ $102 7.375%, 04/15/2022(A)	300,000	289,500

		2,788,626

Consumer Discretionary — 12.5%
American Axle & Manufacturing Callable 04/01/2022 @ $103 6.500%, 04/01/2027	325,000	314,535
Cooper-Standard Automotive Callable 11/15/2021 @ $103 5.625%, 11/15/2026(A)	395,000	346,810
Emeco Pty Callable 03/31/2020 @ $105 9.250%, 03/31/2022	397,000	421,812
Mattel Callable 05/01/2041 @ $100 5.450%, 11/01/2041	170,000	125,800
Panther BF Aggregator 2 Callable 05/15/2022 @ $104 8.500%, 05/15/2027(A)	310,000	310,775
Party City Holdings Callable 08/01/2021 @ $103 6.625%, 08/01/2026(A)	300,000	298,500
Simmons Foods Callable 11/01/2020 @ $103 5.750%, 11/01/2024(A)	340,000	298,350
Star Merger Sub Callable 02/15/2022 @ $105 10.250%, 02/15/2027(A)	120,000	123,150
TMS International Callable 08/15/2020 @ $104 7.250%, 08/15/2025(A)	310,000	300,241
Vista Outdoor Callable 04/29/2019 @ $104 5.875%, 10/01/2023	390,000	362,700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — continued
Williams Scotsman International Callable 08/15/2020 @ $103 6.875%, 08/15/2023(A)	$360,000	$360,000

		3,262,673

Consumer Staples — 2.1%
Energizer Holdings Callable 07/15/2021 @ $103 6.375%, 07/15/2026(A)	240,000	246,000
HLF Financing Sarl Callable 08/15/2021 @ $104 7.250%, 08/15/2026(A)	300,000	309,000

		555,000

Energy — 4.9%
Archrock Partners Callable 04/01/2022 @ $105 6.875%, 04/01/2027(A)	30,000	30,591
Callable 04/29/2019 @ $102 6.000%, 10/01/2022	320,000	322,400
SemGroup Callable 05/15/2019 @ $103 5.625%, 11/15/2023	330,000	309,903
USA Compression Partners Callable 04/01/2021 @ $105 6.875%, 04/01/2026	300,000	307,875
Callable 09/01/2022 @ $105 6.875%, 09/01/2027(A)	10,000	10,163
Welltec Callable 12/01/2019 @ $107 9.500%, 12/01/2022(A)	300,000	290,250

		1,271,182

Financials — 3.9%
Compass Group Diversified Holdings Callable 05/01/2021 @ $104 8.000%, 05/01/2026(A)	300,000	312,000
Donnelley Financial Solutions Callable 10/15/2021 @ $102 8.250%, 10/15/2024	400,000	403,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
Refinitiv US Holdings Callable 11/15/2021 @ $104 8.250%, 11/15/2026(A)	$310,000	$304,188

		1,019,188

Industrials — 26.2%
Algeco Global Finance Callable 02/15/2020 @ $104 8.000%, 02/15/2023(A)	236,000	236,590
Beacon Roofing Supply Callable 11/01/2020 @ $102 4.875%, 11/01/2025(A)	190,000	179,550
Brand Industrial Services Callable 07/15/2020 @ $106 8.500%, 07/15/2025(A)	300,000	269,250
Cimpress Callable 06/15/2021 @ $105 7.000%, 06/15/2026(A)	310,000	298,375
Clearwater Seafoods Callable 05/01/2020 @ $105 6.875%, 05/01/2025(A)	285,000	282,150
Cleaver-Brooks Callable 12/15/2019 @ $104 7.875%, 03/01/2023(A)	310,000	286,750
Colfax Callable 02/15/2022 @ $103 6.375%, 02/15/2026(A)	240,000	255,449
Core & Main Callable 08/15/2020 @ $103 6.125%, 08/15/2025(A)	274,000	267,917
FXI Holdings Callable 11/01/2020 @ $104 7.875%, 11/01/2024(A)	335,000	311,550
GFL Environmental Callable 05/01/2019 @ $103 5.625%, 05/01/2022(A)	314,000	304,580
Griffon Callable 04/29/2019 @ $101 5.250%, 03/01/2022	350,000	344,313
Grinding Media Callable 12/15/2019 @ $104 7.375%, 12/15/2023(A)	400,000	384,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
H&E Equipment Services Callable 09/01/2020 @ $104 5.625%, 09/01/2025	$300,000	$299,250
HC2 Holdings Callable 06/01/2020 @ $106 11.500%, 12/01/2021(A)	400,000	349,000
JPW Industries Holding Callable 10/01/2020 @ $107 9.000%, 10/01/2024(A)	300,000	293,250
New Enterprise Stone & Lime Callable 03/15/2021 @ $103 6.250%, 03/15/2026(A)	300,000	291,783
Park-Ohio Industries Callable 04/15/2022 @ $103 6.625%, 04/15/2027	300,000	298,500
Quad 7.000%, 05/01/2022	320,000	319,776
Titan International Callable 11/30/2019 @ $105 6.500%, 11/30/2023	330,000	304,013
TransDigm Callable 06/15/2021 @ $103 6.375%, 06/15/2026	300,000	296,955
Triumph Group Callable 08/15/2020 @ $106 7.750%, 08/15/2025	380,000	362,900
United Rentals North America Callable 12/15/2021 @ $103 6.500%, 12/15/2026	300,000	315,750
Waste Pro USA Callable 02/15/2021 @ $104 5.500%, 02/15/2026(A)	320,000	308,000

		6,859,651

Information Technology — 3.4%
Cardtronics Callable 05/01/2020 @ $104 5.500%, 05/01/2025(A)	320,000	312,800
CommScope Finance Callable 03/01/2022 @ $103 6.000%, 03/01/2026(A)	180,000	186,187

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Information Technology — continued
Exela Intermediate Callable 07/15/2020 @ $105 10.000%, 07/15/2023(A)	$380,000	$386,935

		885,922

Materials — 18.1%
Baffinland Iron Mines Callable 07/15/2021 @ $107 8.750%, 07/15/2026(A)	390,000	391,490
Consolidated Energy Finance Callable 06/15/2020 @ $105 6.875%, 06/15/2025(A)	300,000	302,250
Cornerstone Chemical Callable 08/15/2020 @ $103 6.750%, 08/15/2024(A)	320,000	300,800
Kissner Holdings Callable 06/01/2019 @ $104 8.375%, 12/01/2022(A)	300,000	313,125
Koppers Callable 02/15/2020 @ $105 6.000%, 02/15/2025(A)	433,000	423,257
Mercer International Callable 01/15/2021 @ $104 7.375%, 01/15/2025(A)	300,000	315,000
Neon Holdings Callable 04/01/2022 @ $105 10.125%, 04/01/2026(A)	84,000	85,680
OCI Callable 04/15/2020 @ $103 6.625%, 04/15/2023(A)	320,000	331,840
Rain CII Carbon Callable 04/01/2020 @ $105 7.250%, 04/01/2025(A)	440,000	389,400
Schweitzer-Mauduit International Callable 10/01/2021 @ $105 6.875%, 10/01/2026(A)	300,000	300,000
Starfruit Finco BV Callable 10/01/2021 @ $104 8.000%, 10/01/2026(A)	310,000	312,325
SunCoke Energy Partners Callable 06/15/2020 @ $106 7.500%, 06/15/2025(A)	440,000	445,499

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
TPC Group Callable 04/29/2019 @ $100 8.750%, 12/15/2020(A)	$190,000	$187,150
US Concrete Callable 06/01/2019 @ $105 6.375%, 06/01/2024	300,000	303,750
Venator Finance Sarl Callable 07/15/2020 @ $104 5.750%, 07/15/2025(A)	370,000	323,750

		4,725,316

Real Estate — 2.9%
Arrow Bidco Callable 03/15/2021 @ $105 9.500%, 03/15/2024(A)	420,000	416,325
CoreCivic Callable 07/15/2027 @ $100 4.750%, 10/15/2027	410,000	348,758

		765,083

Utilities — 2.7%
AmeriGas Partners Callable 02/20/2025 @ $100 5.500%, 05/20/2025	330,000	328,763
LBC Tank Terminals Holding Netherlands BV Callable 04/29/2019 @ $103 6.875%, 05/15/2023(A)	400,000	378,000

		706,763

TOTAL CORPORATE OBLIGATIONS (Cost $22,569,013)		22,839,404

LOAN PARTICIPATIONS — 7.6%
Aptos, Inc., Initial Term Loan, 1st Lien 7.993%, VAR US LIBOR+5.500%, 07/23/2025	498,750	493,139
Calceus Acquisition, Inc., Initial Term Loan 7.992%, VAR US LIBOR+5.500%, 02/07/2025	300,000	297,564
ConvergeOne Holdings, Initial Term Loan, 1st Lien 8.500%, VAR US LIBOR+8.500%, 01/14/2027	140,000	131,600
Forming Machining Industries Holdings, LLC, Term Loan, 1st Lien 10.947%, VAR US LIBOR+8.250%, 10/05/2026	500,000	475,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2019 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Getty Images, Inc., Initial Term Loan 7.063%, VAR US LIBOR+4.500%, 02/19/2026	$299,250	$296,631
MRO Holdings, Initial Term Loan, 1st Lien 0.00%, 10/25/2023(B)	299,242	298,682

TOTAL LOAN PARTICIPATIONS (Cost $2,023,033)		1,992,616

TOTAL INVESTMENTS — 94.9% (Cost $24,592,046)		$24,832,020

Percentages are based on Net Assets of $26,165,981.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2019 was $16,433,651 and represents 62.8% of Net Assets.

(B)	Unfunded Bank Loan. Interest rate not available.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

VAR — Variable Rate

As of March 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended March 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE FUND MARCH 31, 2019 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%

	Shares	Value
Communication Services — 1.5%
Nexstar Media Group, Cl A	1,430	$154,969

Consumer Discretionary — 11.1%
Adtalem Global Education *	2,975	137,802
American Eagle Outfitters	4,975	110,296
Brunswick	2,045	102,925
Children’s Place	1,405	136,678
Churchill Downs	1,530	138,098
Deckers Outdoor *	705	103,628
Extended Stay America	5,750	103,213
Helen of Troy *	925	107,263
Hilton Grand Vacations *	3,480	107,358
Wendy’s	5,895	105,462

		1,152,723

Consumer Staples — 3.0%
Casey’s General Stores	1,200	154,524
Darling Ingredients *	7,040	152,416

		306,940

Energy — 3.9%
Helmerich & Payne	1,440	80,006
Nine Energy Service *	4,455	100,906

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE FUND MARCH 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Energy — continued
Parsley Energy, Cl A *	5,560	$107,308
WPX Energy *	8,935	117,138

		405,358

Financials — 17.8%
Ameris Bancorp	2,965	101,848
Axos Financial *	3,750	108,600
Banner	2,000	108,340
Cadence BanCorp, Cl A	5,537	102,711
CenterState Bank	4,975	118,455
Chemical Financial	3,020	124,303
Eagle Bancorp *	2,820	141,564
Enterprise Financial Services	2,685	109,467
Hanover Insurance Group	1,370	156,413
Heritage Insurance Holdings	7,895	115,267
IBERIABANK	2,060	147,723
Kemper	1,290	98,221
Pinnacle Financial Partners	2,700	147,690
Selective Insurance Group	2,420	153,138
Wintrust Financial	1,630	109,748

		1,843,488

Health Care — 6.2%
Globus Medical, Cl A *	2,170	107,220
Integra LifeSciences Holdings *	2,815	156,852
Myriad Genetics *	2,590	85,988
Pacira Pharmaceuticals *	1,375	52,333
Premier, Cl A *	4,355	150,204
Supernus Pharmaceuticals *	2,540	89,002

		641,599

Industrials — 13.6%
Acuity Brands	1,005	120,610
Advanced Disposal Services *	4,260	119,280
Brink’s	1,354	102,105
Chart Industries *	1,360	123,107
Clean Harbors *	2,360	168,811
Cubic	1,810	101,794
Curtiss-Wright	1,185	134,308
Gardner Denver Holdings *	3,875	107,764
ICF International	1,885	143,411

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE FUND MARCH 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials — continued
ITT	2,680	$155,440
Moog, Cl A	1,505	130,860

		1,407,490

Information Technology — 14.3%
CACI International, Cl A *	860	156,537
Genpact	4,585	161,300
Inphi *	3,445	150,684
Littelfuse	568	103,649
MKS Instruments	1,365	127,013
NIC	7,445	127,235
Nuance Communications *	8,365	141,619
Sanmina *	4,495	129,681
SYNNEX	1,395	133,069
Upland Software *	2,530	107,171
Virtusa *	2,732	146,025

		1,483,983

Materials — 3.6%
Alcoa *	2,605	73,357
Allegheny Technologies *	5,715	146,133
Ingevity *	1,442	152,290

		371,780

Real Estate — 11.9%
Brandywine Realty Trust ‡	10,490	166,371
Columbia Property Trust ‡	7,550	169,951
DiamondRock Hospitality ‡	14,480	156,818
Essential Properties Realty Trust ‡	7,175	140,056
National Health Investors ‡	1,965	154,351
Physicians Realty Trust ‡	7,310	137,501
Piedmont Office Realty Trust, Cl A ‡	6,415	133,753
QTS Realty Trust, Cl A ‡	3,792	170,602

		1,229,403

Utilities — 9.0%
ALLETE	2,960	243,400
IDACORP	2,545	253,328
Southwest Gas Holdings	2,795	229,916

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE FUND MARCH 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Utilities — continued
Spire	2,580	$212,307

		938,951

TOTAL COMMON STOCK
(Cost $9,116,262)		9,936,684

TOTAL INVESTMENTS — 95.9%
(Cost $9,116,262)		$9,936,684

Percentages are based on Net Assets of $10,364,827.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended March 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mesirow Financial High Yield Fund		Mesirow Financial Small Cap Value Fund
Assets:
Investments, at Value (Cost $24,592,046 and $9,116,262)	$24,832,020		$9,936,684
Cash	1,208,991		423,839
Receivable for Investment Securities Sold	605,800		73,102
Interest and Dividend Receivable	500,478		11,415
Deferred Offering Costs (See Note 2)	40,576		45,870
Receivable Due from Investment Adviser	14,415		16,770
Prepaid Expenses	649		666

Total Assets	27,202,929		10,508,346

Liabilities:
Payable for Investment Securities Purchased	924,025		51,701
Offering Costs (See Note 2)	58,500		58,500
Payable Due to Administrator	9,767		9,767
Chief Compliance Officer Fees Payable	3,281		1,218
Trustees Fees Payable	1,484		193
Other Accrued Expenses	39,891		22,140

Total Liabilities	1,036,948		143,519

Net Assets	$26,165,981		$10,364,827

Net Assets Consist of:
Paid-in Capital	$25,793,241		$9,382,983
Total Distributable Earnings	372,740		981,844

Net Assets	$26,165,981		$10,364,827

Institutional Shares
Net Assets	$26,165,878		$10,364,717
Shares Issued and Outstanding (unlimited authorization — no par value)	2,579,079		943,067
Net Asset Value, Offering and Redemption Price Per Share	$10.15		$10.99

Investor Shares
Net Assets	$103		$110
Shares Issued and Outstanding (unlimited authorization — no par value)	10		10
Net Asset Value, Offering and Redemption Price Per Share	$10.15	*	$10.99	*

*Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL FOR THE PERIOD ENDED MARCH 31, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	Mesirow Financial High Yield Fund(1)	Mesirow Financial Small Cap Value Fund(2)
Investment Income:
Interest Income	$492,220	$2,557
Dividend Income	69,624	48,638

Total Investment Income	561,844	51,195

Expenses:
Investment Advisory Fees (Note 5)	44,578	21,410
Administration Fees (Note 4)	37,178	32,137
Trustees’ Fees	5,589	2,103
Chief Compliance Officer Fees (Note 3)	3,298	1,236
Professional Fees	19,509	12,395
Offering Costs	18,912	16,348
Transfer Agent Fees (Note 4)	14,558	11,740
Printing Fees	5,280	1,853
Registration Fees	1,331	555
Custodian Fees (Note 4)	871	1,409
Other Expenses	12,961	3,495

Total Expenses	164,065	104,681

Less:
Waiver of Investment Advisory Fees (Note 5)	(44,578)	(21,410)
Reimbursement by Investment Adviser	(58,702)	(55,295)

Net Expenses	60,785	27,976

Net Investment Income	501,059	23,219

Net Realized Gain on Investments	119,748	142,213
Net Unrealized Appreciation on Investments	239,974	820,422

Net Realized and Unrealized Gain on Investments	359,722	962,635

Net Increase in Net Assets Resulting from Operations	$860,781	$985,854

(1)	The Fund commenced operations on December 3, 2018.
(2)	The Fund commenced operations on December 19, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL FOR THE PERIOD ENDED MARCH 31, 2019 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Mesirow Financial High Yield Fund(1)	Mesirow Financial Small Cap Value Fund(2)
Operations:
Net Investment Income	$501,059	$23,219
Net Realized Gain on Investments	119,748	142,213
Net Unrealized Appreciation on Investments	239,974	820,422

Net Increase in Net Assets Resulting from Operations	860,781	985,854

Distributions:
Institutional Shares	(488,039)	(4,010)
Investor Shares	(2)	—

Total Distributions	(488,041)	(4,010)

Capital Share Transactions:(3)
Institutional Shares:
Issued	25,305,140	10,425,100
Reinvestment of Distributions	488,039	4,010
Redeemed	(40)	(1,046,227)

Increase from Institutional Shares Capital Share Transactions	25,793,139	9,382,883

Investor Shares:
Issued	100	100
Reinvestment of Distributions	2	—

Increase from Investor Shares Capital Shares Transactions	102	100

Net Increase in Net Assets from Capital Share Transactions	25,793,241	9,382,983

Total Increase in Net Assets	26,165,981	10,364,827

Net Assets:
Beginning of Period	—	—

End of Period	$26,165,981	$10,364,827

(1)	The Fund commenced operations on December 3, 2018.
(2)	The Fund commenced operations on December 19, 2018.
(3)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Period Ended March 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income*	0.20
Net Realized and Unrealized Gain	0.14

Total from Operations	0.34

Distributions:
Net Investment Income	(0.19)

Total Distributions	(0.19)

Net Asset Value, End of Period	$10.15

Total Return†	3.47%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$26,166
Ratio of Expenses to Average Net Assets	0.75%	**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.02%	**
Ratio of Net Investment Income to Average Net Assets	6.18%	**
Portfolio Turnover Rate	29%	***

(1)	Commenced operations on December 3, 2018.
*	Per share calculations were performed using average share for the period.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Investor Shares	Period Ended March 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income*	0.21
Net Realized and Unrealized Gain	0.13

Total from Operations	0.34

Distributions:
Net Investment Income	(0.19)

Total Distributions	(0.19)

Net Asset Value, End of Period	$10.15

Total Return†	3.47%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—
Ratio of Expenses to Average Net Assets	0.75%	**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.02%	**
Ratio of Net Investment Income to Average Net Assets	6.18%	**
Portfolio Turnover Rate	29%	***

(1)	Commenced operations on December 3, 2018.
*	Per share calculations were performed using average share for the period.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The share class is expected to run at the expense limit of 1.00% when assets are contributed.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Period Ended March 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income*	0.02
Net Realized and Unrealized Gain	0.97

Total from Operations	0.99

Distributions:
Net Investment Income	—	^

Total Distributions	—

Net Asset Value, End of Period	$10.99

Total Return†	9.95%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,365
Ratio of Expenses to Average Net Assets	0.98%	**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	3.67%	**
Ratio of Net Investment Income to Average Net Assets	0.81%	**
Portfolio Turnover Rate	50%	***

(1)	Commenced operations on December 19, 2018.
*	Per share calculations were performed using average share for the period.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Investor Shares	Period Ended March 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Income*	0.05
Net Realized and Unrealized Gain	0.94

Total from Operations	0.99

Distributions:
Net Investment Income	—	^

Total Distributions	—

Net Asset Value, End of Period	$10.99

Total Return†	9.95%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—
Ratio of Expenses to Average Net Assets	0.98%	**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	3.67%	**
Ratio of Net Investment Income to Average Net Assets	0.81%	**
Portfolio Turnover Rate	50%	***

(1)	Commenced operations on December 19, 2018.
*	Per share calculations were performed using average share for the period.
**	Annualized.
***	Portfolio turnover is for the period and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.01 per share.
‡	The share class is expected to run at the expense limit of 1.23% when assets are contributed.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 Funds. The financial statements herein are those of the Mesirow Financial Funds (the “Funds”). The investment objective of the Mesirow Financial High Yield (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Financial Small Cap Value Fund (the “Small Cap Value Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small cap value market. The Funds are classified as a diversified investment companies. Mesirow Financial Investment Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offers Institutional and Investor Class Shares. The High Yield Fund and the Small Cap Value Fund commenced operations on December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2019, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2019, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

Dividends and Distributions to Shareholders — The Funds distribute its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — During the period ended March 31, 2019, the Funds commenced operations and incurred offering costs each in the amount of $58,500, which are being amortized to expense over a twelve month period. As of March 31, 2019, the High Yield Fund and the Small Cap Value Fund had $40,576 and $45,870, respectively, remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2019, the High Yield Fund and the Small Cap Value Fund paid $37,178 and $32,137 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the High Yield Fund and the Small Cap Value Fund at a fee calculated at an annual rate of 0.55% and 0.75%, respectively of the Funds’ average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2020. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2020. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares
High Yield Fund	0.75%	1.00%
Small Cap Value Fund	0.98%	1.23%

At March 31, 2019, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

2022
High Yield Fund	$ 103,280
Small Cap Value Fund	$ 76,705

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Investor Shares of a Fund is 0.25%. For the period ended March 31, 2019, no fees were charged.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

6. Shares Transactions:

High Yield Fund	For the Period Ended March 31, 2019(1) (Unaudited)
Institutional Shares
Issued	2,530,261
Reinvestment of Distributions	48,822
Redeemed	(4)

Net Institutional Shares Capital Share Transactions	2,579,079

Investor Shares
Issued	10
Reinvestment of Distributions	—

Net Investor Shares Capital Share Transactions	10

Net Increase in Shares Outstanding	2,579,089

Small Cap Value Fund	For the Period Ended March 31, 2019(2) (Unaudited)
Institutional Shares
Issued	1,039,140
Reinvestment of Distributions	416
Redeemed	(96,489)

Net Institutional Shares Capital Share Transactions	943,067

Investor Shares
Issued	10
Reinvestment of Distributions	—

Net Investor Shares Capital Share Transactions	10

Net Increase in Shares Outstanding	943,077

(1)	The Fund commenced operations on December 3, 2018.
(2)	The Fund commenced operations on December 19, 2018.
Amount	designated as “-“ are $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2019, were as follows:

	Purchases	Sales
High Yield Fund	$29,357,746	$6,639,799

Small Cap Value Fund	14,014,219	5,039,301

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. The permanent difference in the current year is primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2019, were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
High Yield Fund	$ 24,592,046	$ 464,631	$ (224,657)	$ 239,974
Small Cap Value Fund	9,116,262	916,159	(95,737)	820,422

9. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

Asset-Backed Securities Risk (High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

Corporate Fixed Income Securities Risk (High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (High Yield Fund) — The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of OTC options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk (High Yield Fund and Small Cap Value Fund) — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk (High Yield Fund and Small Cap Value Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

Fixed Income Market Risk (High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Currency Risk (High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment/Emerging Markets Risk (High Yield Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk (High Yield Fund) — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (High Yield Fund and Small Cap Value Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk (High Yield Fund and Small Cap Value Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (High Yield Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Master Limited Partnerships (MLPs) Risk (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Money Market Instruments Risk (High Yield Fund and Small Cap Value Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (High Yield Fund) — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

New Fund Risk (High Yield Fund and Small Cap Value Fund) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Small Cap Value Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Cap Value Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small Capitalization Companies Risk (Small Cap Value Fund and High Yield Fund) — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk (High Yield Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (High Yield Fund and Small Cap Value Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Cap Value Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

10. Other:

At March 31, 2019, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
High Yield Fund

Institutional Shares	1	87%

Investor Share	1	100%

Small Cap Value Fund

Institutional Shares	2	91%

Investor Share	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual Funds have operating expenses. As a shareholder of a mutual Fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual Funds’ average net assets; this percentage is known as the mutual Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2018 to March 31, 2019.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Annualized Expense Ratios		Expenses Paid During Period
High Yield Fund*
Actual Fund Return
Institutional Shares	$1,000.00	$1,034.70	0.75%		$2.47	(1)
Investor Shares	1,000.00	1,034.70	0.75%		2.47	(1)
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.19	0.75%		$3.78	(3)
Investor Shares	1,000.00	1,019.95	1.00	%(2)	5.04	(3)
Small Cap Value Fund**
Actual Fund Return
Institutional Shares	$1,000.00	$1,099.50	0.98%		$2.90	(4)
Investor Shares	1,000.00	1,099.50	0.98%		2.90	(4)
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.04	0.98%		$4.94	(3)
Investor Shares	1,000.00	1,018.80	1.23	%(5)	6.19	(3)

*	The Fund commenced operations on December 3, 2018.
**	The Fund commenced operations on December 19, 2018.
(1)

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 118/365 (to reflect the period since inception to the period ended March 31, 2019).

(2)	The share class is expected to run at the expense limit of 1.00% when assets are contributed.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(4)

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 103/365 (to reflect the period since inception to the period ended March 31, 2019).

(5)	The share class is expected to run at the expense limit of 1.23% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 13, 2018 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2019

concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Mesirow Financial Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Investment Adviser:

Mesirow Financial Investment Management, Inc.

353 N. Clark Street

Chicago, Illinois 60654

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

MES-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO
Date: June 6, 2019

*	Print the name and title of each signing officer under his or her signature.